Insurance Net Investment Result (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of adjustments made when entity changed basis of disaggregation of insurance finance income (expenses) between profit or loss and other comprehensive income for contracts with direct participation features [line items]
Summary of interest revenue on financial instruments calculated using the effective interest method
10.1 Interest revenue on financial instruments calculated using the effective interest method

	2025	2024	2023

Debt securities and money market instruments	557	484	457

Other	80	121	142

For the year ended December 31	636	605	599

Summary of interest income from instruments measured at fair value through profit or loss
10.2 Interest income from instruments measured at FVPL

	2025	2024	2023

Non-derivative assets applying the fair value option	74	65	89

Non-derivative assets failing the SPPI criteria	15	13	-

Non-derivative assets - PH designated	129	108	-

For the year ended December 31	217	186	89

Summary of other investment income explanatory	10.3 Other investment income

	2025	2024	2023

Dividend income	819	724	547

Rental income	6	4	3

For the year ended December 31	825	729	550

Summary of impairment charges / (reversals)
10.5 Impairment (losses) / reversals

	2025	2024	2023

Impairment (losses) on financial assets, excluding receivables

Debt securities and money market investments	(21)	(40)	(4)

Impairment (losses) / reversals on non-financial assets and receivables	(1)	(7)	(29)

For the year ended December 31	(22)	(47)	(33)

Income or loss from Insurance and Investment contracts [member]
Disclosure of adjustments made when entity changed basis of disaggregation of insurance finance income (expenses) between profit or loss and other comprehensive income for contracts with direct participation features [line items]
Summary of insurance net investment result

		Insurance contracts		Investment contracts with DPF	2025

	Note	Direct part.	Without direct part.	Direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	9.1	-	2,683	-	2,683

Interest income from instruments measured at FVPL	9.2	234	248	133	615

Other investment income	9.3	785	10	403	1,198

Results from financial transactions	9.4	13,395	(131)	2,367	15,632

Impairment (losses) / reversals	9.5	-	(46)	-	(46)

Interest expenses		-	(135)	-	(135)

Profit or loss impacts		14,415	2,630	2,903	19,948

Unrealized gains / (losses) on financial assets (FVOCI)		-	1,331	-	1,331

Realized gains / (losses) on disposal of financial assets(FVOCI)		-	312	-	312

OCI impacts		-	1,643	-	1,643

Total insurance investment return		14,415	4,272	2,903	21,590

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts		-	(3,021)	-	(3,021)

Interest rate and other financial assumption changes		-	(1,771)	-	(1,771)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	128	-	129

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets		(14,316)	-	(2,916)	(17,232)

Change in fulfillment value - risk mitigation option		836	-	-	836

Total insurance finance income / (expenses)		(13,480)	(4,663)	(2,916)	(21,059)

Represented by:

Amounts recognized in profit or loss		(13,488)	(3,823)	(2,916)	(20,227)

Amounts recognized in OCI		8	(841)	-	(833)

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts		-	580	-	580

Interest rate and other financial assumption changes		-	183	-	183

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	(82)	-	(82)

Changes in risk of non-performance of reinsurers		-	2	-	2

Total reinsurance finance income / (expenses) on reinsurance held		-	683	-	683

Represented by:

Amounts recognized in profit or loss		-	564	-	564

Amounts recognized in OCI		-	119	-	119

Insurance net investment result		935	292	(13)	1,214

Represented by:

Amounts recognized in profit or loss		927	(629)	(13)	285

Amounts recognized in OCI		8	921	-	929

		Insurance contracts		Investment contracts with DPF	2024

	Note	Direct part.	Without direct part.	Direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	9.1	-	2,720	-	2,720

Interest income from instruments measured at FVPL	9.2	197	308	132	637

Other investment income	9.3	816	10	514	1,340

Results from financial transactions	9.4	10,192	(223)	1,624	11,593

Impairment (losses) / reversals	9.5	-	(190)	-	(190)

Interest expenses		-	(171)	-	(171)

Profit or loss impacts		11,204	2,454	2,271	15,929

Gains / (losses) on investments in equity instruments (FVOCI)		-	1	-	1

Unrealized gains / (losses) on financial assets (FVOCI)		-	(1,101)	-	(1,101)

Realized gains / (losses) on disposal of financial assets(FVOCI)		-	70	-	70

OCI impacts		-	(1,030)	-	(1,030)

Total insurance investment return		11,204	1,424	2,271	14,899

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts		-	(3,096)	-	(3,096)

Interest rate and other financial assumption changes		-	1,921	-	1,921

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	(121)	-	(121)

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets		(12,719)	-	(2,270)	(14,990)

Change in fulfilment value - risk mitigation option		2,029	-	-	2,029

Total insurance finance income / (expenses)		(10,690)	(1,296)	(2,270)	(14,256)

Represented by:

Amounts recognized in profit or loss		(10,699)	(3,537)	(2,270)	(16,506)

Amounts recognized in OCI		9	2,241	-	2,250

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts		-	606	-	606

Interest rate and other financial assumption changes		-	(627)	-	(627)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	82	-	82

Changes in risk of non-performance of reinsurers		-	(5)	-	(5)

Total reinsurance finance income / (expenses) on reinsurance held		-	55	-	55

Represented by:

Amounts recognized in profit or loss		-	611	-	611

Amounts recognized in OCI		-	(556)	-	(556)

Insurance net investment result		514	183	-	697

Represented by:

Amounts recognized in profit or loss		505	(472)	-	34

Amounts recognized in OCI		9	655	-	663

		Insurance contracts		Investment contracts with DPF	2023

	Note	Direct part.	Without direct part.	Direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	9.1	-	2,738	-	2,738

Interest income from instruments measured at FVPL	9.2	231	369	137	737

Other investment income	9.3	845	11	427	1,283

Results from financial transactions	9.4	11,446	(467)	1,322	12,302

Impairment (losses) / reversals	9.5	-	(86)	-	(86)

Interest expenses		-	(218)	-	(218)

Profit or loss impacts		12,523	2,347	1,886	16,756

Unrealized gains / (losses) on financial assets (FVOCI)		-	1,311	-	1,311

Realized gains / (losses) on disposal of financial assets (FVOCI)		-	577	-	577

OCI impacts		-	1,888	-	1,888

Total insurance investment return		12,523	4,235	1,886	18,644

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts		-	(3,098)	-	(3,098)

Interest rate and other financial assumption changes		-	(1,587)	-	(1,587)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	(421)	-	(421)

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets		(13,730)	-	(1,921)	(15,651)

Change in fulfilment value - risk mitigation option		1,493	-	-	1,493

Insurance finance income / (expenses) – Premium allocation approach

Insurance finance expenses from PAA contracts		-	(12)	-	(12)

Total insurance finance income / (expenses)		(12,237)	(5,118)	(1,921)	(19,276)

Represented by:

Amounts recognized in profit or loss		(12,244)	(3,485)	(1,921)	(17,650)

Amounts recognized in OCI		7	(1,633)	-	(1,626)

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts		-	630	-	630

Interest rate and other financial assumption changes		-	283	-	283

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		-	148	-	148

Changes in risk of non-performance of reinsurers		-	(12)	-	(12)

Total reinsurance finance income / (expenses) on reinsurance held		-	1,048	-	1,048

Represented by:

Amounts recognized in profit or loss		-	699	-	699

Amounts recognized in OCI		-	349	-	349

Insurance net investment result		285	165	(34)	415

Represented by:

Amounts recognized in profit or loss		278	(440)	(34)	(196)

Amounts recognized in OCI		7	604	-	611
During 2025, 2024 and 2023, Aegon did not change the basis of disaggregation of Insurance finance income / (expenses) between the Income statement and OCI.

Summary of interest revenue on financial instruments calculated using the effective interest method
9.1 Interest revenue on financial instruments calculated using the effective interest method

Insurance contracts without direct participation	2025	2024	2023

Debt securities and money market instruments	2,211	2,233	2,166

Loans	421	428	433

Other	52	60	139

For the year ended December 31	2,683	2,720	2,738

Summary of interest income from instruments measured at fair value through profit or loss
9.2 Interest income from instruments measured at FVPL

	Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.	Total

Non-derivative assets applying the fair value option	234	(10)	133	357

Non-derivative assets failing the SPPI criteria	-	258	-	258

For the year ended December 31, 2025	234	248	133	615

Derivatives to which hedge accounting was not applied	-	(4)	-	(4)

Non-derivative assets applying the fair value option	197	11	132	340

Non-derivative assets failing the SPPI criteria	-	301	-	301

For the year ended December 31, 2024	197	308	132	637

Non-derivative assets applying the fair value option	231	54	137	422

Non-derivative assets failing the SPPI criteria	-	315	-	315

For the year ended December 31, 2023	231	369	137	737

Summary of other investment income explanatory
9.3 Other investment income

	Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.	Total

Dividend income	769	11	394	1,174

Rental income	16	(1)	10	25

For the year ended December 31, 2025	785	10	403	1,198

Dividend income	801	12	504	1,317

Rental income	15	(2)	10	23

For the year ended December 31, 2024	816	10	514	1,340

Dividend income	828	12	417	1,257

Rental income	17	(2)	11	26

For the year ended December 31, 2023	845	11	427	1,283

Summary of financial transactions results
9.4 Results from financial transactions

	Insurance contracts		Investment contracts with DPF	2025

	Direct part.	Without direct part.	Direct part.	Total

Net fair value change of financial investments at FVPL (excl. derivatives)

Shares	1,010	12	542	1,565

Debt securities and money market investments	95	1,358	54	1,507

Unconsolidated investment funds	12,074	-	1,775	13,849

Loans	-	4	-	4

Other	-	86	-	86

	13,179	1,459	2,371	17,010
Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(1)	41	(7)	33

Change in fair value of hedges on guarantees in products with DPF	213	-	-	213

Ineffective portion of hedge transactions to which hedge accounting is applied	-	(2)	-	(2)

	212	39	(7)	244
Realized gains and (losses) on financial investments

Debt securities and money market investments	-	(2)	-	(2)

Loans	-	7	-	7

	-	5	-	5

Realized gains and (losses) on financial investments comprised of:

Investments measured at FVOCI	-	(2)	-	(2)

Investments measured at amortized cost	-	7	-	7

Other

Gains / (losses) on investments in real estate	4	-	3	7

Net fair value change on investments in real estate	-	9	-	9
	4	9	3	15

For the year ended December 31, 2025	13,395	1,512	2,367	17,275

Represented by:

Assets designated at FVPL	13,183	(305)	2,374	15,252

Assets mandatorily measured at FVPL	212	174	(7)	380

Other	-	1,643	-	1,643

	Insurance contracts		Investment contracts with DPF	2024

	Direct part.	Without direct part.	Direct part.	Total

Net fair value change of financial investments at FVPL (excl. derivatives)

Shares	996	(4)	639	1,632

Debt securities and money market investments	(164)	(1,145)	(107)	(1,416)

Unconsolidated investment funds	10,819	-	1,215	12,034

Other	-	(90)	-	(90)

	11,651	(1,240)	1,748	12,159

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(167)	(17)	(127)	(311)

Change in fair value of hedges on guarantees in products with DPF	(1,297)	-	-	(1,297)
	(1,464)	(17)	(127)	(1,608)

Realized gains and (losses) on financial investments
Debt securities and money market investments	-	(1)	-	(1)

Loans	-	4	-	4
	-	3	-	3

Realized gains and (losses) on financial investments comprised of:

Investments measured at FVOCI	-	(1)	-	(1)

Investments measured at amortized cost	-	4	-	4

Other

Gains / (losses) on investments in real estate	5	-	3	8

Net fair value change on investments in real estate	-	1	-	1

	5	1	3	9

For the year ended December 31, 2024	10,192	(1,253)	1,624	10,563

Represented by:

Assets designated at FVPL	11,655	(127)	1,751	13,280

Assets mandatorily measured at FVPL	(1,464)	(96)	(127)	(1,686)

Other	-	(1,030)	-	(1,030)

	Insurance contracts		Investment contracts with DPF	2023

	Direct part.	Without direct part.	Direct part.	Total

Net fair value change of financial investments at FVPL (excl. derivatives)

Shares	800	13	413	1,225

Debt securities and money market investments	55	1,366	36	1,457

Unconsolidated investment funds	11,800	11	939	12,750

Other	-	15	-	15
	12,655	1,404	1,388	15,447

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(95)	29	(48)	(114)

Bifurcated embedded derivatives	-	(1)	-	(1)

Change in fair value of hedges on guarantees in products with DPF	(1,085)	-	-	(1,085)

Ineffective portion of hedge transactions to which hedge accounting is applied	-	3	-	3

	(1,181)	31	(48)	(1,197)

Realized gains and (losses) on financial investments

Loans	-	(15)	-	(15)

	-	(16)	-	(16)

Realized gains and (losses) on financial investments comprised of:

Investments measured at amortized cost	-	(15)	-	(15)

Other

Gains / (losses) on investments in real estate	(28)	-	(18)	(46)

Net fair value change on investments in real estate	-	2	-	2

	(28)	2	(18)	(44)

For the year ended December 31, 2023	11,446	1,421	1,322	14,190

Represented by:

Assets designated at FVPL	12,627	(562)	1,370	13,435

Assets mandatorily measured at FVPL	(1,181)	95	(48)	(1,134)

Other	-	1,888	-	1,888

Summary of impairment charges / (reversals)
9.5 Impairment (losses) / reversals

Insurance contracts without direct participation	2025	2024	2023

Impairment (losses) on financial assets, excluding receivables

Debt securities and money market investments	(107)	(103)	(77)

Loans	57	(88)	(15)

Impairment reversals on financial assets, excluding receivables

Debt securities and money market investments	9	3	37

Impairment (losses) / reversals on non-financial assets and receivables	(5)	(3)	(31)

For the year ended December 31	(46)	(190)	(86)
Impairment losses in 2025 decreased by EUR 144 million to EUR 46 million mainly due to lower expected credit loss (ECL) balance in Aegon US for mortgages following more favorable economic scenario output and real estate occupancy rates.